Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Condensed Cash Flow Statements, Captions [Line Items]
Net income/loss (-)	€ (305,436)	€ 149,845	[1],[2]	€ (29,259)	[1],[2]
Adjustment for non-cash transactions	230,723	248,027		21,753
Adjustment for items to disclose separately under operating cash flow	4,067	(7,731)		(4,389)
Adjustment for items to disclose under investing and financing cash flows	(2,472)	(5,061)		(668)
Change in working capital other than deferred income	(146,092)	12,698		19,922
Increase/decrease (-) in deferred income	(207,787)	2,804,202		(153,312)
Cash generated/used (-) in operations	(426,998)	3,201,980		(145,953)
Interest paid	(9,033)	(1,158)		(1,063)
Interest received	10,054	7,852		4,558
Income taxes paid	(1,358)	(57)		(8)
Net cash flows generated/used (-) in operating activities	(427,336)	3,208,617		(142,466)
Purchase of property, plant and equipment	(42,522)	(22,385)		(10,392)
Purchase of and expenditure in intangible fixed assets	(48,793)	(23,300)		(3,325)
Proceeds from disposal of intangible assets	0	0		1
Proceeds from disposal of property, plant and equipment	49	0		0
Purchase of current financial investments	(4,574,206)	(4,787,284)		0
Interest received related to current financial investments	3,500	5,059		0
Sale of current financial investments	5,415,316	1,063,344		0
Acquisition of financial assets	(2,681)	(177)		(4,559)
Proceeds from sale of financial assets held at fair value through profit or loss	6,626	82		2,361
Net cash flows generated/used (-) in investing activities	757,288	(3,764,660)		(15,914)
Payment of lease liabilities and other debts	(6,247)	(5,091)		(5)
Proceeds from capital and share premium increases, gross amount	0	960,087		296,188
Issue cost paid, related to capital and share premium increases	0	(4,447)		(15,964)
Proceeds from capital and share premium increases from exercise of subscription rights/warrant	28,287	17,167		7,657
Net cash flows generated in financing activities	22,040	1,335,751		287,876
Increase in cash and cash equivalents	351,994	779,708		129,497
Cash and cash equivalents at beginning of year	1,861,616	1,290,796		1,151,211
Transfer to current financial investments	0	(198,922)		0
Increase in cash and cash equivalents	351,994	779,708		129,497
Effect of exchange rate differences on cash and cash equivalents	(70,539)	(9,966)		10,089
Cash and cash equivalents at end of year	2,143,071	1,861,616		1,290,796
Warrant A | Gilead
Condensed Cash Flow Statements, Captions [Line Items]
Proceeds from capital and share premium increases from exercise of subscription rights/warrant	€ 0	€ 368,035		€ 0

[1]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued operations in 2020.
[2]	The 2019 and 2018 comparatives have been restated to consider the impact of classifiying the Fidelta business as discontinued opearations in 2020.